Schedule of Investments (unaudited)
December 31, 2024
iShares® Global Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.2%
WiseTech Global Ltd.	62,263	$4,648,130
Xero Ltd.(a)	47,792	4,973,381
		9,621,511
Canada — 1.4%
CGI Inc.	69,225	7,574,321
Constellation Software Inc./Canada	6,653	20,572,532
Open Text Corp.(b)	88,894	2,515,710
Shopify Inc., Class A(a)	409,437	43,577,006
		74,239,569
China — 0.4%
Xiaomi Corp., Class B(a)(c)	4,859,800	21,314,163
Finland — 0.2%
Nokia OYJ	1,796,095	7,944,870
France — 0.3%
Capgemini SE	52,753	8,616,017
Dassault Systemes SE	219,920	7,610,091
		16,226,108
Germany — 1.9%
Infineon Technologies AG	443,463	14,475,400
SAP SE	344,428	84,720,366
		99,195,766
Japan — 3.0%
Advantest Corp.	260,200	14,794,668
Canon Inc.	326,100	10,592,265
Disco Corp.	32,000	8,488,877
FUJIFILM Holdings Corp.	422,400	8,739,293
Fujitsu Ltd.	583,700	10,253,613
Keyence Corp.	67,740	27,534,368
Kyocera Corp.	477,200	4,729,876
Murata Manufacturing Co. Ltd.	628,700	9,974,211
NEC Corp.	92,500	7,915,879
Nomura Research Institute Ltd.	147,300	4,324,956
NTT Data Group Corp.	192,500	3,660,362
Obic Co. Ltd.	113,500	3,377,573
Renesas Electronics Corp.	552,600	6,993,162
Ricoh Co. Ltd.	204,500	2,322,438
SCREEN Holdings Co. Ltd.	34,300	2,024,979
TDK Corp.	660,100	8,501,153
Tokyo Electron Ltd.	160,200	24,081,148
		158,308,821
Netherlands — 2.1%
ASM International NV	15,686	9,069,412
ASML Holding NV	135,766	95,095,151
BE Semiconductor Industries NV	26,303	3,605,303
		107,769,866
Singapore — 0.1%
STMicroelectronics NV, New	222,805	5,543,644
South Korea — 1.5%
Samsung Electronics Co. Ltd.	1,632,417	58,255,747
SK Hynix Inc.	182,938	20,962,923
		79,218,670
Sweden — 0.3%
Hexagon AB, Class B	696,214	6,647,056
Telefonaktiebolaget LM Ericsson, Class B	1,048,108	8,488,049
		15,135,105
Security	Shares	Value
Switzerland — 0.1%
Logitech International SA, Registered	52,950	$4,370,819
Temenos AG, Registered	21,063	1,488,318
		5,859,137
Taiwan — 5.9%
Delta Electronics Inc.	652,000	8,534,183
Hon Hai Precision Industry Co. Ltd.	4,095,378	22,895,821
MediaTek Inc.	544,000	23,386,410
Quanta Computer Inc.	939,000	8,172,523
Taiwan Semiconductor Manufacturing Co. Ltd.	7,460,600	242,469,671
United Microelectronics Corp.	3,956,000	5,153,074
		310,611,682
United Kingdom — 0.2%
Halma PLC	125,830	4,221,461
Sage Group PLC (The)	339,224	5,389,752
		9,611,213
United States — 80.5%
Accenture PLC, Class A	212,188	74,645,617
Adobe Inc.(a)	149,482	66,471,656
Advanced Micro Devices Inc.(a)	551,071	66,563,866
Akamai Technologies Inc.(a)(b)	50,378	4,818,656
Amphenol Corp., Class A	409,400	28,432,830
Analog Devices Inc.	168,598	35,820,331
Ansys Inc.(a)	29,696	10,017,352
Apple Inc.	4,159,668	1,041,664,061
Applied Materials Inc.	279,950	45,528,268
Arista Networks Inc.(a)	350,786	38,772,377
Autodesk Inc.(a)	73,009	21,579,270
Broadcom Inc.	1,016,135	235,580,738
Cadence Design Systems Inc.(a)	93,134	27,983,042
CDW Corp.	45,254	7,876,006
Cisco Systems Inc.	1,353,566	80,131,107
Cognizant Technology Solutions Corp., Class A	168,371	12,947,730
Corning Inc.	261,675	12,434,796
Crowdstrike Holdings Inc., Class A(a)	79,026	27,039,536
Dell Technologies Inc., Class C	104,306	12,020,223
EPAM Systems Inc.(a)	19,278	4,507,582
F5 Inc.(a)(b)	19,773	4,972,316
Fair Isaac Corp.(a)	8,268	16,461,009
First Solar Inc.(a)	36,355	6,407,205
Fortinet Inc.(a)	216,025	20,410,042
Gartner Inc.(a)	26,193	12,689,723
Gen Digital Inc.	180,038	4,929,440
GoDaddy Inc., Class A(a)	47,674	9,409,417
Hewlett Packard Enterprise Co.	441,000	9,415,350
HP Inc.	327,258	10,678,429
Intel Corp.	681,085	13,655,754
International Business Machines Corp.	313,990	69,024,422
Intuit Inc.	95,181	59,821,258
Jabil Inc.	38,463	5,534,826
Juniper Networks Inc.	112,431	4,210,541
Keysight Technologies Inc.(a)	58,931	9,466,087
KLA Corp.	45,156	28,453,699
Lam Research Corp.	437,900	31,629,517
Microchip Technology Inc.	182,357	10,458,174
Micron Technology Inc.	376,505	31,686,661
Microsoft Corp.	966,916	407,555,094
Monolithic Power Systems Inc.	16,565	9,801,510
Motorola Solutions Inc.	56,751	26,232,015
NetApp Inc.	69,540	8,072,203
Nvidia Corp.	6,750,320	906,500,473
NXP Semiconductors NV	86,306	17,938,702

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Tech ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
ON Semiconductor Corp.(a)	144,592	$9,116,526
Oracle Corp.	545,776	90,948,113
Palantir Technologies Inc., Class A(a)	696,073	52,644,001
Palo Alto Networks Inc.(a)(b)	222,255	40,441,520
PTC Inc.(a)	40,793	7,500,609
Qualcomm Inc.	377,272	57,956,525
Roper Technologies Inc.	36,413	18,929,298
Salesforce Inc.	324,637	108,535,888
Seagate Technology Holdings PLC	71,831	6,199,734
ServiceNow Inc.(a)	69,953	74,158,574
Skyworks Solutions Inc.	54,236	4,809,648
Super Micro Computer Inc.(a)(b)	171,006	5,212,263
Synopsys Inc.(a)	52,164	25,318,319
TE Connectivity PLC, NVS	101,589	14,524,179
Teledyne Technologies Inc.(a)	15,825	7,344,857
Teradyne Inc.	55,637	7,005,811
Texas Instruments Inc.	309,769	58,084,785
Trimble Inc.(a)	82,928	5,859,692
Tyler Technologies Inc.(a)	14,534	8,380,886
VeriSign Inc.(a)	27,910	5,776,254
Western Digital Corp.(a)	117,395	7,000,264
Workday Inc., Class A(a)(b)	72,330	18,663,310
Zebra Technologies Corp., Class A(a)	17,515	6,764,643
		4,231,424,610
Total Common Stocks — 98.1% (Cost: $3,415,023,370)		5,152,024,735
Preferred Stocks
South Korea — 0.2%
Samsung Electronics Co. Ltd., Preference Shares, NVS	276,153	8,202,284
Total Preferred Stocks — 0.2% (Cost: $9,633,144)		8,202,284
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	5,997	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 98.3% (Cost: $3,424,656,514)		5,160,227,019
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(e)(f)(g)	39,962,842	$39,982,823
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(e)(f)	19,180,000	19,180,000
Total Short-Term Securities — 1.1% (Cost: $59,163,178)		59,162,823
Total Investments — 99.4% (Cost: $3,483,819,692)		5,219,389,842
Other Assets Less Liabilities — 0.6%		33,874,357
Net Assets — 100.0%		$5,253,264,199

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,625,479	$22,337,630 (a)	$—	$17,251	$2,463	$39,982,823	39,962,842	$50,578 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,960,000	6,220,000 (a)	—	—	—	19,180,000	19,180,000	401,341	—
				$17,251	$2,463	$59,162,823		$451,919	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	395	03/21/25	$93,441	$(545,270)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,305,664,179	$846,360,556	$—	$5,152,024,735
Preferred Stocks	—	8,202,284	—	8,202,284
Warrants	—	—	—	—

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$59,162,823	$—	$—	$59,162,823
	$4,364,827,002	$854,562,840	$—	$5,219,389,842
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(545,270)	$—	$—	$(545,270)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares